Regulatory Requirements (Tables)	12 Months Ended
Mar. 31, 2023
Regulatory Requirements [Abstract]
Schedule of capital requirements
	Minimum
	Regulatory	Capital	Excess	Percent of
	Capital	Levels	Net	Requirement
	Requirements	Maintained	Capital	Maintained
Zhong Yang Securities Limited	$382,170	$4,790,634	$4,408,464	1,254%
Zhong Yang Capital Limited	382,170	642,556	260,386	168%
Total	$764,340	$5,433,190	$4,668,850	711%
	Minimum
	Regulatory	Capital	Excess	Percent of
	Capital	Levels	Net	Requirement
	Requirements	Maintained	Capital	Maintained
Zhong Yang Securities Limited	$383,019	$5,107,820	$4,724,801	1,334%
Zhong Yang Capital Limited	383,019	647,686	264,666	169%
Total	$766,038	$5,755,506	$4,989,467	751%